Note 5 - Fair Value Measurements and Financial Instruments - Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Series 2023 PIK Note Derivative Liability [Member]
Derivative liability	$ 748,417	$ 163,634	$ 142,909
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	0	0
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	0	0
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	748,417	163,634
Series A PIK Note Derivative Liability [Member]
Derivative liability	8,000,101	1,883,630	$ 2,033,643
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	0	0
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	0	0
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative liability	$ 8,000,101	$ 1,883,630